Leases	9 Months Ended
Sep. 23, 2012
Leases

8. LEASES

The Company leases land and buildings for its corporate office and all of its restaurants under various long-term operating lease agreements. The initial lease terms range from 10 years to 20 years and currently expire between 2016 and 2032. The leases include renewal options for 5 to 20 additional years. Some of the leases provide for base rent, plus additional rent based on gross sales, as defined in each lease agreement. The Company is also generally obligated to pay certain real estate taxes, insurance and common area maintenance (“CAM”) charges, and various other expenses related to properties.

Rent expense is paid to various landlords including several companies owned and controlled by certain of the Company’s minority stockholders.

At December 25, 2011, the future minimum rental commitments under non-cancellable operating leases, including option periods that are reasonably assured of renewal are as follows:

	RELATED PARTY	UNRELATED PARTIES	TOTAL
Fiscal year ending:
2012	$1,805	$5,610	$7,415
2013	1,832	5,799	7,631
2014	1,901	5,864	7,765
2015	1,956	5,959	7,915
2016	2,012	5,970	7,982
Thereafter	1,442	55,261	56,703

Total minimum lease payments	$10,948	$84,463	$95,411

The above future minimum rental amounts exclude the amortization of deferred lease incentives, renewal options that are not reasonably assured of renewal, and contingent rent based on sales or increases in the Consumer Price Index. The Company generally has escalating rents over the term of the leases and records rent expense on a straight-line basis.

Subsequent to December 25, 2011, the Company has signed 12 leases with lease terms of 15 years and annual lease payments of approximately $2.5 million. Including these leases, the future minimum lease payments for all non-cancelable operating leases with unrelated parties are approximately $6.1 million for 2012, approximately $8.3 million for each of the fiscal years 2013 through 2016 and approximately $88.7 million thereafter.

Rent expense, excluding real estate taxes, CAM charges, insurance, deferred lease incentives and other expenses related to operating leases for the years ended December 27, 2009, December 26, 2010 and December 25, 2011 and for the thirty-nine weeks ended September 25, 2011 and September 23, 2012 consists of the following:

	YEAR ENDED			THIRTY-NINE WEEKS ENDED
	DECEMBER 27, 2009	DECEMBER 26, 2010	DECEMBER 25, 2011	SEPTEMBER 25, 2011	SEPTEMBER 23, 2012
				(unaudited)	(unaudited)
Minimum rent—related parties	$1,622	$1,663	$1,749	$1,312	$1,388
Contingent rent—related parties	420	409	472	181	177

Total rent—related parties	2,042	2,072	2,221	1,493	1,565
Minimum rent—unrelated parties	1,483	2,582	4,028	2,830	4,234
Contingent rent—unrelated parties	82	96	197	389	391

Total rent—unrelated parties	1,565	2,678	4,225	3,219	4,625

Total minimum and contingent rent	$3,607	$4,750	$6,446	$4,712	$6,190